Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
August 3, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 72
Form 13F Information Table Value Total: $352,817 (thousands)

List of Other Included Managers: None

                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
Abbott Labs		             COM        002824100       82     2000 SH	 Sole                   2000
American International Group   COM        026874107    12413   174145 SH       Sole                 174145
Amgen                          COM        031162100      441     8075 SH       Sole                   8075
Anheuser Busch Inc             COM        035229103      923    17100 SH       Sole                  17100
Automatic Data Processing      COM        053015103       43     1015 SH       Sole                   1015
Bank America Corp              COM        060505104       85     1000 SH       Sole                   1000
Baxter Intl Inc                COM        071813109        4      130 SH       Sole                    130
BP PLC-Sponsored ADR           COM        055622104      403     7514 SH       Sole                   7514
Becton Dickinson & Co.         COM        075887109    13303   256811 SH       Sole                 256811
Bellsouth Corp                 COM        079860102        3      100 SH       Sole                    100
Berkshire Hathaway Class B     COM        084670207    13835     4682 SH       Sole                   4682
ChevronTexaco Corp             COM        166764100    10270   109132 SH       Sole                 109132
Children's Beverage Corp       COM        168904100        0    10400 SH       Sole                  10400
Cisco Systems, Inc             COM        17275R102       71     3000 SH       Sole                   3000
Citigroup Inc                  COM        172967101    10687   229832 SH       Sole                 229832
Coca Cola                      COM        191216100        2       30 SH       Sole                     30
Comcast Corp Cl A              COM        20030N101     6346   229832 SH       Sole                 229832
Costco Companies, Inc.         COM        22160K105     9931   241767 SH       Sole                 241767
Danaher Corporation            COM        235851102    15267   294450 SH       Sole                 294450
Devon Energy Corporation       COM        25179M103    13378   202697 SH       Sole                 202697
Diageo Plc ADR                 COM        25243Q205    11342   207165 SH       Sole                 207165
Dover Corp                     COM        260003108        7      155 SH       Sole                    155
Eli Lilly Co Inc               COM        532457108      569     8134 SH       Sole                   8134
EMB Corp                       COM        26B648102        1      100 SH       Sole                    100
Exxon Mobil Corporation        COM        30231G102     1520    34213 SH       Sole                  34213
First Data Corp.               COM        319963104    12030   270228 SH       Sole                 270228
First Fed Bancorp Inc Ohio     COM        319966107       13     1600 SH       Sole                   1600
Fiserv Inc.                    COM        337738108     7098   182505 SH       Sole                 182505
General Dynamics Corp          COM        369550108    13074   131664 SH       Sole                 131664
General Electric               COM        369604103      909    28048 SH       Sole                  28048
Gold Reserve Inc.              COM        38068N108      237    78100 SH       Sole                  78100
Grupo Modelo SA                COM        P4833F104       83    33000 SH       Sole                  33000
Guidant Corp.                  COM        401698105      284     5080 SH       Sole                   5080
Home Depot                     COM        437076102      295     8380 SH       Sole                   8380
IAC / InterActive Corp         COM        44919P102     7643   253570 SH       Sole                 253570
Illinois Tool Works            COM        452308109       98     1019 SH       Sole                   1019
ITT Industries                 COM        450911102     1152    13878 SH       Sole                  13878
Intel Corp.                    COM        458140100      544    19698 SH       Sole                  19698
International Business Machine COM        459200101      868     9887 SH       Sole                   9887
Interpublic Group Companies    COM        460690100      276    20077 SH       Sole                  20077
Intuit, Inc.                   COM        461202103     8490   220045 SH       Sole                 220045
Johnson & Johnson              COM        478160104    12375   222171 SH       Sole                 222171
Kimberly Clark Corp	       COM        494368103        7      100 SH       Sole                    100
Kraft Foods                    COM        50075N104        6      195 SH       Sole                    195
Lee Enterprises                COM        523768109      394     8200 SH       Sole                   8200
Liberty Media Corp-A           COM        530718105     7923   881333 SH       Sole                 881333
Liberty Media International Cl COM        530719103     1608    43339 SH       Sole                  43339
Liz Claiborne                  COM        539320101     9058   251770 SH       Sole                 251770
MBNA Corp.                     COM        55262L100     9692   375811 SH       Sole                 375811
Markel Corp                    COM        570535104      409     1475 SH       Sole                   1475
McDonald's Corp.               COM        580135101     9608   375811 SH       Sole                 375811
Medtronic                      COM        585055106       76     1569 SH       Sole                   1569
Merck                          COM        589331107      736    15487 SH       Sole                  15487
Microsoft Corp.                COM        594918104    12419   434841 SH       Sole                 434841
MGIC                           COM        552848103       25      335 SH       Sole                    335
Mohawk Industries              COM        608190104      280     3825 SH       Sole                   3825
Morgan Stanley, Dean Witter, D COM        617446448     9100   172464 SH       Sole                 214930
Nokia Corp                     COM        654902204        4      290 SH       Sole                    290
Pepsico                        COM        713448108     9640   178916 SH       Sole                 178916
Pfizer                         COM        717081103    12276   358128 SH       Sole                 358128
Procter & Gamble               COM        742718109      331     6074 SH       Sole                   6074
Taiwan Semiconductor SP ADR    COM        874039100     5587   672305 SH       Sole                 672305
Target Corp.                   COM        87612E106    13686   322234 SH       Sole                 322234
Teco Energy Inc                COM        892375100        3      225 SH       Sole                    225
Viacom Inc Class B             COM        925524308     8433   236072 SH       Sole                 236072
Vodafone Group PLC NEW - Ordin COM        G93882101       36    16686 SH       Sole                  16686
Vodafone Group PLC Sponsored A COM        92857W100     7911   357966 SH       Sole                 357966
Wal Mart-Stores                COM        931142103     1776    33661 SH       Sole                  33661
Walgreen Co                    COM        931422109    10573   291973 SH       Sole                 291973
Waste Management Inc.          COM        94106L109    12399   404527 SH       Sole                 404527
Wells Fargo                    COM        949746101    10454   182671 SH       Sole                 182671
Willis Group Holdings LTD      COM        G96655108     9972   266272 SH       Sole                 266272